Goodwill and Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			$ 46,498,689
Goodwill, Impairment Loss, Net of Tax			26,972,631
Goodwill and Intangible Asset Impairment			44,428,775
Impairment of Intangible Assets, Finite-Lived		$ 0		0
Amortization of Intangible Assets	$ 1,840,305	3,184,000	11,872,117	3,304,872
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			3,852,876
Amortization of Intangible Assets	1,591,740	2,274,000	8,544,593	2,782,446
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			23,119,755
Amortization of Intangible Assets	$ 248,565	$ 910,000	3,192,236	421,593
Other Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			135,288	$ 100,833
Argyll, EGL, GGC and Helix Tradenames [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			3,644,048
Developed Technology and Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			12,100,997
Argyll and EGL Player Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			1,675,580
Argyll Gaming Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			35,519
Argyll, EGL, GGC and Helix [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			17,456,144
EGL Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			1,895,164
GGC Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			8,831,000
Helix Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			12,393,591
EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			44,481
Goodwill, Impairment Loss, Net of Tax			23,119,755
EEGI Gaming Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			3,852,876
GGC Reporting Unit and EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss, Net of Tax			$ 2,614,832